Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024 [1]
Non-current assets
Property and equipment	$ 803	$ 624
Intangible assets, excluding goodwill	351	283
Goodwill	124	14
Investments and derivatives	2
Other assets	65	80
Total non-current assets	1,345	1,001
Current assets
Inventories	2	3
Trade and other receivables	37	40
Receivables from related parties	48	363
Other financial assets		8
Investments and derivatives	102	94
Other assets	27	26
Cash and cash equivalents	472	674
Total current assets	688	1,208
Total assets	2,033	2,209
Equity
Equity attributable to equity owners of the parent	1,236	1,080
Total equity	1,236	1,080
Non-current liabilities
Debt and derivatives	275	225
Provisions	6	4
Deferred tax liabilities	18	6
Other liabilities	7	7
Total non-current liabilities	306	242
Current liabilities
Trade and other payables	137	132
Debt and derivatives	227	669
Provisions	8	6
Current income tax payables	18	23
Other liabilities	101	57
Total current liabilities	491	887
Total equity and liabilities	$ 2,033	$ 2,209

[1]	prior period comparatives have been reclassified to conform with the current period presentation